UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	November 5, 2002

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total:	$142,220,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                com              00184a105     2164   184960 SH       SOLE                   184960
Abbott Labs                    com              002824100      282     6980 SH       SOLE                     6980
Adobe Systems Inc              com              00724F101     2241   117306 SH       SOLE                   117306
Affiliated Computer Services   com              008190100     2842    66800 SH       SOLE                    66800
Amer Intl Group                com              026874107     4192    76632 SH       SOLE                    76632
American Express               com              025816109     4615   148000 SH       SOLE                   148000
AmerisourceBergen Corp         com              03073e105     3867    54150 SH       SOLE                    54150
Amgen Inc.                     com              031162100     5410   129744 SH       SOLE                   129744
Anheuser-Busch                 com              035229103      972    19200 SH       SOLE                    19200
Apache Corp                    com              037411105     3936    66200 SH       SOLE                    66200
Applied Materials Inc          com              038222105     2128   184250 SH       SOLE                   184250
Bank of America Corp           com              060505104      843    13213 SH       SOLE                    13213
Bank of New York Inc           com              064057102      744    25900 SH       SOLE                    25900
Boeing                         com              097023105      567    16600 SH       SOLE                    16600
Check Point Software Technolog com              m22465104     1200    87300 SH       SOLE                    87300
ChevronTexaco Corp             com              166764100      295     4256 SH       SOLE                     4256
Chubb Corp                     com              171232101      208     3800 SH       SOLE                     3800
Cisco Systems Inc              com              17275R102     2105   200899 SH       SOLE                   200899
Citigroup Inc                  com              172967101     3346   112848 SH       SOLE                   112848
Coca Cola Co.                  com              191216100      719    15000 SH       SOLE                    15000
Costco Wholesale Corp (n/c 8/9 com              22160k105      430    13290 SH       SOLE                    13290
Disney                         com              254687106     3226   213093 SH       SOLE                   213093
Equitable Resources            com              294549100     1945    56300 SH       SOLE                    56300
Exxon Mobil Corp               com              30231g102      630    19760 SH       SOLE                    19760
Federal National Mortgage Asso com              313586109     3233    54300 SH       SOLE                    54300
First Data Corp                com              319963104      235     8400 SH       SOLE                     8400
General Electric               com              369604103     4177   169470 SH       SOLE                   169470
Genzyme Corp                   com              372917104     1845    89500 SH       SOLE                    89500
Golden West Financial Corp     com              381317106      379     6100 SH       SOLE                     6100
Goldman Sachs Group Inc        com              38141g104     2852    43200 SH       SOLE                    43200
Guidant Corporation (spinoff f com              401698105      210     6500 SH       SOLE                     6500
Home Depot                     com              437076102     3101   118830 SH       SOLE                   118830
I. B. M.                       com              459200101     2419    41421 SH       SOLE                    41421
Intel Corp.                    com              458140100     2231   160588 SH       SOLE                   160588
Johnson & Johnson              com              478160104      651    12029 SH       SOLE                    12029
Kimberly Clark Corp.           com              494368103     5761   101712 SH       SOLE                   101712
Kroger Co.                     com              501044101     3183   225720 SH       SOLE                   225720
Lilly (Eli)                    com              532457108     3076    55588 SH       SOLE                    55588
Marsh & McLennan               com              571748102     3505    84170 SH       SOLE                    84170
Merck & Co.                    com              589331107      571    12500 SH       SOLE                    12500
Microsoft                      com              594918104     5522   126253 SH       SOLE                   126253
NASDAQ-100 Shares              com              631100104      290    13992 SH       SOLE                    13992
Nike Inc Class B               com              654106103     2620    60668 SH       SOLE                    60668
Paccar Inc.                    com              693718108      306     9045 SH       SOLE                     9045
Pepsico Inc.                   com              713448108      375    10155 SH       SOLE                    10155
Pfizer                         com              717081103     4171   143719 SH       SOLE                   143719
Philip Morris                  com              718154107      440    11350 SH       SOLE                    11350
Procter & Gamble               com              742718109      315     3520 SH       SOLE                     3520
Royal Dutch Petro-NY Shares (e com              780257804      241     6010 SH       SOLE                     6010
S&P 500 Depository Receipt     com              78462f103      830    10145 SH       SOLE                    10145
S&P Mid-Cap 400 Depository Rec com              595635103     7206    97050 SH       SOLE                    97050
Safeco Corp.                   com              786429100      618    19450 SH       SOLE                    19450
Starbucks Corporation          com              855244109     5284   255992 SH       SOLE                   255992
State Street Corporation       com              857477103     3611    93440 SH       SOLE                    93440
Sysco Corp.                    com              871829107     3739   131705 SH       SOLE                   131705
Target Corp                    com              87612e106     3799   128695 SH       SOLE                   128695
Telefonica SA - Spons ADR      com              879382208      338    15152 SH       SOLE                    15152
Tiffany & Company              com              886547108     3477   162268 SH       SOLE                   162268
Transocean Inc                 com              G90078109     2643   127090 SH       SOLE                   127090
Tribune Company                com              896047107      220     5257 SH       SOLE                     5257
Washington Federal Inc.        com              938824109      303    13600 SH       SOLE                    13600
Washington Mutual Inc (symbol  com              939322103      636    20225 SH       SOLE                    20225
Waters Corp                    com              941848103     3586   147881 SH       SOLE                   147881
Weatherford International Ltd, com              g95089101     4343   116949 SH       SOLE                   116949
Weyerhaeuser Co.               com              962166104      223     5100 SH       SOLE                     5100
General Motors Senior Pfd Note prd              370442816      200     8000 SH       SOLE                     8000
D Witter Select Eqty Utility S fdeq             24241x262       20 26085.000SH       SOLE                26085.000
First American Small Cap Growt fdeq             318530664      170 18920.630SH       SOLE                18920.630
First American Small Cap Value fdeq             318530136      355 31200.190SH       SOLE                31200.190